Supplement to the
Fidelity® Short-Term Bond Fund
June 29, 2004
Prospectus

The following information replaces similar information found under the heading "Selling Shares" in the Shareholder Information section on page 12.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found under the heading "Features and Policies" in the Shareholder Information section on page 13.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

STP-04-02 August 1, 2004
1.790645.102

Supplement to the
Spartan® Government Income Fund
June 29, 2004
Prospectus

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 12.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found under the heading "Features and Policies" in the "Shareholder Information" section on page 14.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (for Spartan Government Income, only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

SPG-04-02 August 1, 2004
1.712551.105

Supplement to the
Fidelity® Investment Grade Bond Fund
June 29, 2004
Prospectus

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 13.

  If you hold your shares in a Fidelity mutual fund account and you sell shares of Investment Grade Bond by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found under the heading "Features" in the "Shareholder Information" section on page 14.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

IGB-04-02 August 1, 2004
1.734043.107